Loss Per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	5.1	3.3